Revenue from contracts with customers	12 Months Ended
Dec. 31, 2022
Revenue from contracts with customers
Revenue from contracts with customers

25.Revenue from contracts with customers

	2022	2021	2020
National sales
Mid–distillates (1)	39,182,510	17,140,327	8,860,588
Gasoline and turbo fuels (1)	27,620,199	15,475,370	6,768,046
Natural gas (2)	4,162,876	3,200,069	2,845,155
Services	3,601,681	3,065,988	2,859,559
Electric power transmission services (3)	2,595,505	728,467	—
Plastic and rubber	1,568,816	1,642,035	865,204
LPG and propane	1,094,332	926,231	375,775
Asphalts	897,200	611,051	526,100
Fuel gas service	860,102	734,666	671,570
Crude oil	375,790	193,476	230,520
Roads and Construction Services (3)	355,737	107,179	—
Aromatics	343,792	247,387	155,740
Polyethylene	302,630	320,466	138,035
Fuel oil	9,213	23,799	37,001
Other income gas contracts	1,940	2,879	32,190
Other products	679,183	402,828	322,232
Cash flow hedges (4)	—	(8)	—
	83,651,506	44,822,210	24,687,715
Foreign sales
Crude oil (2)	56,651,753	34,868,421	20,086,173
Electric power transmission services (3)	5,114,783	1,827,622	—
Roads and Construction Services (3)	4,676,822	1,241,144	—
Fuel oil	4,348,312	2,288,977	1,044,811
Diesel	2,324,861	3,867,937	3,164,068
Plastic and rubber	2,036,201	2,092,379	1,302,131
LPG and propane	339,837	116,960	18,943
Natural gas	254,054	71,529	17,231
Gasoline and turbo fuels	157,685	—	179,257
Cash flow hedges (4)	(1,578,246)	(349,884)	(857,347)
Other products (5)	1,633,510	1,033,909	580,411
	75,959,572	47,058,994	25,535,678
	159,611,078	91,881,204	50,223,393
(1)

Corresponds to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of December 31, 2022, the value recognized by price differential corresponds to $36,532,743 (2021 $11,335,453; 2020 ($142,723)).

(2)

With the implementation of the IAS 16 Amendment on the management of the sale of products obtained in the project stage or extensive tests mandatory as of January 1, 2022, Ecopetrol Business Group recognizes as of that date, the income received from the product of the sale of hydrocarbons in the stage prior to their declaration of commerciality of the oil fields. The cost related to these revenues is disclosed in Note 26 – Cost of sales. As of December 2022, the value recognized for extensive tests is as follows: natural gas for national sales $44,962 and crude oil for foreign sales $141,242.

(3)	Corresponds to the revenue related to the electric power transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P. See Note 4.17 – Revenue from contracts with customers.
(4)

Includes accumulated as of December 31 the result of i) hedges for future exports (Note 30.3) for ($1,143,287) (2021: ($249,978); 2020: ($193,374)) and ii) operations with derivative financial instruments for ($434,959) (2021: ($99,914); 2020: ($663,973)).

(5)	Includes revenue from telecommunications services provided by Interconexión Eléctrica S.A. E.S.P. and the sale of diesel, asphalt, and other products.

Sales by geographic areas

	2022	%	2021	%	2020	%
Colombia	83,651,506	52.4%	44,822,210	48.8%	24,687,715	49.2%
Asia	22,547,997	14.1%	20,355,063	22.2%	9,497,498	18.9%
United States	27,120,783	17.0%	16,025,083	17.4%	11,365,218	22.6%
South America and others	13,609,587	8.5%	5,727,355	6.2%	1,296,370	2.6%
Central America and the Caribbean	9,841,202	6.2%	3,503,618	3.8%	2,581,644	5.1%
Europe	2,840,003	1.8%	1,447,875	1.6%	794,948	1.6%
	159,611,078	100%	91,881,204	100%	50,223,393	100%

Concentration of customers

During 2022, Organización Terpel S.A. represented 9% of sales revenue for the period (2021 – 11% and 2020 – 15%); no other customer represented more than 10% of total sales. There is no risk of the Ecopetrol Business Group’s financial situation being affected by a potential loss of the client. The commercial relationship with this customer is for the sale of refined products and transportation services.

Revenues from concession contracts

ISA, through its companies, promotes development in several countries through concessions acquired for the supplying of public energy transport services, services associated with the Management of Real Time Systems in Colombia and public road transport, through concessionaires in Chile and Colombia.

The main concessions are the following:

Concessions in Colombia

Intelligent Network Systems, through a business collaboration agreement entered into with UNE EPM Telecomunicaciones S.A. and Consorcio ITS, executes the addendum number 5 of the Inter-administrative Agreement 5400000003 of 2006 with the Municipality of Medellín to “provide under the concession modality, the necessary technological infrastructure, the services for its modernization and optimization of the management of the administrative services of the Secretaría de Transporte y Tránsito of Medellín, through a complete solution of technology, information, communications and operation of the information and communications technology (ICT’s)”, in which the payment consists in the right to participate in the resources received from the penalty fees collected through the photodetection system within the municipality.

This contract is within the scope of IFRIC 12 under the intangible model, because the Municipality of Medellín, as the grantor, controls what services the operator must provide with the infrastructure, who must be charged, and at what price. In addition, the Municipality of Medellín controls, through ownership of the right of use, any significant residual interest in the infrastructure at the end of its useful life.

Ruta Costera

Under the public-private partnership scheme, considering the terms of Law 1508 of 2012, and from the act of awarding the Public Tender VJ-VE-IP-LP-0011-2013, issued by the National Infrastructure Agency (ANI), through Resolution No. 862 of July 2, 2014, on September 10, 2014, the ANI and the concessionaire signed the Concession Contract No. 004 of 204. The purpose is to “execute the final studies and designs, environmental management, property, social management, construction, rehabilitation, improvement, operation, and maintenance of the corridor Cartagena-Barranquilla Project and Circunvalar de la Prosperidad”.

This contract is within the scope of IFRIC 12 under the financial asset model for investment in construction (construction services). The concession receives income from the following sources of compensation: ANI contributions, tolls collections and revenues from commercial exploitation. If the concessionaire does not achieve the expected revenue from toll collection, the grantor (ANI) will recognize and pay the concessionaire the collection differential in years 8, 13 and 18, contractually denominated as present value of the reference month of toll collection. The revenue guarantees represent an unconditional contractual right to receive cash or other financial assets for construction services provided. The contractually guaranteed payment is a specific and determinable amount.

As of December 31, 2021, a progress of 97.24% was obtained for Functional Unit 3 and 99.94% for Functional Unit 6, achieving a consolidated progress of the project of 99.91% and commissioning of the entire road corridor.

Concessions in Brazil

For concession contracts in Brazil to supply public electric power transmission services, the operator has the right in the contractual asset while the concessionaire complies with the obligation to build and implement the transmission infrastructure, recognizing revenues throughout the time of the project. At the end of the concession, the assets linked to it will be reverted, determining and calculating the compensation to be recognized by the operator.

The concession contracts of ISA CTEEP and TAESA were analyzed and classified in accordance with IFRS 15 - Revenue from contracts with customers within the contractual asset model as of the 1st of January 2018.

The value of the contractual asset of the electric power transmission concessionaires is formed by the present value of their future cash flows, which are determined at the beginning of the concession or in its extension and is revalued in the Periodic Tariff Review.

The cash flows are defined based on the remuneration that the concessionaires receive for supplying the public transmission service to the users, Receita Anual Permitida (RAP). These resources amortize the investments made in the transmission infrastructure. Any investments that are not amortized (reversed assets) generate the right to compensation from the grantor, equivalent to the additional remuneration of the entire transmission infrastructure at the end of the concession contract. This flow of future collections is updated for inflation (IPCA/IGPM) and remunerated by a discount rate that represents the financial component of the business defined at the beginning of each project.

During the stage of the execution of the construction of the work, the concessionaire has the right to the consideration in accordance with the fulfillment of the completion of the work and the performance obligations, and not only with the time used for the construction. The revenue is recognized for the value of the expenses incurred in the formation of the asset plus a construction margin.

Construction and remuneration revenues from concession assets are subject to deferral of the cumulative Social Integration Program and the Contribution for the Financing of Social Security (Cofins), recognized as deferred taxes (non-current liabilities).

Concessions in Chile

Road concession contracts for the supplying the public service of road infrastructure in Chile, may consider traffic risk or guaranteed total income according to a revenue distribution mechanism or a present value of revenue, which in the latter cases, allow the total revenue of the concession to be collected in a guaranteed way in present value. Additionally, in some concession contracts other concepts are included, such as the minimum guaranteed revenue and subsidies (both in construction and in operation stages); both correspond to payments from the State, subject to specific compliance of conditions by the concessionaire.

The model applied to concessions in Chile will depend on whether there is a traffic risk, that is, whether its revenue is guaranteed or not and whether it is enough to pay for the investment. If the concession contract considers traffic risk, it is recognized according to IFRIC 12 as an intangible asset. This asset is amortized over the life of the concession operation. In the other hand, if the contract establishes income and compensation guarantee mechanisms, it is recognized as a financial asset. This asset is extinguished through payments received from road users, through the collection of tolls, or directly through payments from the Ministry of Public Works. Currently, ISA has road concessions in Chile applying the financial asset model.

Concessions in Peru

Due to the terms and conditions contained in the concession contracts in Peru to provide public electricity transmission services, similar in their legal terms and in the rights and obligations with the Government, the model that applies to the concession contracts for the public energy transmission service in ISA REP, ISA Perú, and Consocio Transmantaro is the intangible asset model. It applies when the services provided by the operator are paid by the users or when the grantor does not unconditionally guarantee the collection of accounts receivable, and represents the right granted by the Peruvian State to charge users of the energy transmission service. This right is not an unconditional right to receive cash.

Concessions in Bolivia

Like the type of contracts in Peru, in those of concession to provide public energy services in Bolivia, the unconditional receipt of cash by the operator is not guaranteed, assuming the credit risk associated with the collection of amounts invoiced, which would mean that the company cannot recover the entire investment made. Additionally, the Bolivian State is not obliged to guarantee shortages, either due to the non-existence of demand or due to non-payment by any of the market agents; therefore, the assignor has no obligation to pay for the construction services received and, in this sense, the model that adjusts to the contractual conditions and framed by IFRIC 12 is the intangible asset model.

Committed investments

ISA and its companies have committed investments of $22.4 billion pending execution in the 2023-2030 period. These investments correspond to the balance pending execution of contracts already awarded, and to estimated needs for reinforcements and expansions of existing infrastructure and replacement of assets. These investments include 100% of the projects of the controlled companies and the capital contributions in the companies with shared control, which are estimated to be necessary to fund the portion corresponding to capital of the committed investments.

The 60% of the investment will be executed in the 2023-2025 period and 40% between 2026 and 2030. Ninety percent of the investment will be concentrated in the energy transmission business, 5% in roads and the remaining 5% in telecommunications. 55% of the committed investment will be executed in Brazil, where ISA CTEEP and subsidiaries will continue to work on the projects awarded in past tenders, and on the plan to reinforce and improve the transmission network.

In Colombia, 25% of the investment will be executed, mainly associated with energy transmission projects from UPME calls, connections, and asset replacement.

The 14% of the committed investment will be developed in Chile, of which one third corresponds to the road business, and the remaining capex, to energy transmission. Six percent of the committed investment will be made in Peru, Argentina, and Bolivia.

The value of committed investments pending execution may vary, among other things, due to adjustments in the scope of the projects, equipment and material prices, and variations in macroeconomic estimates, such as exchange rates and price indexes.